EXPECTED CREDIT LOSSESS ALLOWANCE	12 Months Ended
Dec. 31, 2018
Expected Credit Lossess Allowance
EXPECTED CREDIT LOSSESS ALLOWANCE

NOTE 31

EXPECTED CREDIT LOSSESS ALLOWANCE

I.	Expected credit losses (ECL) allowance – under IFRS 9

As of December 31, 2018, under the new credit risk model established by IFRS 9 the ECL allowance by stage recorded at income statements is as follows:

For the year ended December 31, 2018	Stage1		Stage2		Stage3		TOTAL
	Individual	Collective	Individual	Collective	Individual	Collective
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans	79	5,652	(2,891)	(1,533)	(96,131)	(47,959)	(142,782)
Mortgage loans	-	5,583	-	5,161	-	3,375	14,119
Consumer loans	-	1,861	-	192	-	(191,304)	(189,251)
Contingent loans	(90)	1,214	11	(68)	(225)	(834)	9
Loans and account receivable at FVOCI	363	-	68	-	-	-	431
Debt at FVOCI	-	66	-	-	-	-	66
Total	353	14,376	(2,811)	3,752	(96,356)	(236,722)	(317,408)
II.	Provision for loan losses – under IAS 39

		Loans and accounts receivable from customers						Total
For the year ended December 31, 2017	Interbank loans Individual	Commercial loans		Mortgage loans	Consumer loans	Contingent loans
		Individual	Group	Group	Group	Individual	Group
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Charged-off individually significant loans	-	(15,699)	-	-	-	-	-	(15,699)
Provisions established	(307)	(64,658)	(148,681)	(43,621)	(252,038)	(3,117)	(4,224)	(516,646)
Total provisions and charge-offs	(307)	(80,357)	(148,681)	(43,621)	(252,038)	(3,117)	(4,224)	(532,345)
Provisions released	3,970	55,925	20,491	11,427	46,089	7,001	1,660	146,563
Recovery of loans previously charged off	-	11,114	21,499	10,942	39,972	-	-	83,527
Net charge to income	3,663	(13,318)	(106,691)	(21,252)	(165,977)	3,884	(2,564)	(302,255)

		Loans and accounts receivable from customers						Total
For the year ended December 31, 2016	Interbank loans Individual	Commercial loans		Mortgage loans	Consumer loans	Contingent loans
		Individual	Group	Group	Group	Individual	Group
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Charged-off individually significant loans	-	(11,222)	-	-	-	-	-	(11,222)
Provisions established	(3,052)	(61,002)	(133,855)	(50,892)	(280,544)	(11,986)	(2,909)	(544,240)
Total provisions and charge-offs	(3,052)	(72,224)	(133,855)	(50,892)	(280,544)	(11,986)	(2,909)	(555,462)
Provisions released	83	43,183	14,432	34,246	30,790	6,963	5,384	135,081
Recovery of loans previously charged off	-	11,142	16,043	10,041	41,072	-	-	78,298
Net charge to income	(2,969)	(17,899)	(103,380)	(6,605)	(208,682)	(5,023)	2,475	(342,083)

b) The detail of Charge-off of individually significant loans, is as follows:

	For the years ended December 31,
	2017	2016
	MCh$	MCh$

Charge-off of loans	51,978	47,605
Provision applied	(36,279)	(36,383)
Net charge offs of individually significant loans	15,699	11,222